FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	£ 6,828	£ 7,531
Trading liabilities:	3	171
Total financial liabilities at fair value through profit or loss	6,831	7,702
The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	2	98
The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	1	73
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	7,905	7,484
Trading liabilities:	2	213
Total financial liabilities at fair value through profit or loss	7,907	7,697
The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	2	140
The Bank | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	73
Level 1 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	0	0
Trading liabilities:	1	73
Total financial liabilities at fair value through profit or loss	1	73
Level 1 | The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 1 | The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	1	73
Level 1 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	0	0
Trading liabilities:	0	73
Total financial liabilities at fair value through profit or loss	0	73
Level 1 | The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 1 | The Bank | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	73
Level 2 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	6,783	7,484
Trading liabilities:	2	98
Total financial liabilities at fair value through profit or loss	6,785	7,582
Level 2 | The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	2	98
Level 2 | The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 2 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	7,905	7,484
Trading liabilities:	2	140
Total financial liabilities at fair value through profit or loss	7,907	7,624
Level 2 | The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	2	140
Level 2 | The Bank | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	45	47
Trading liabilities:	0	0
Total financial liabilities at fair value through profit or loss	45	47
Level 3 | The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 3 | The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 3 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities designated at fair value through profit or loss	0	0
Trading liabilities:	0	0
Total financial liabilities at fair value through profit or loss	0	0
Level 3 | The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 3 | The Bank | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	£ 0	£ 0